Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive income (loss), included in stockholders' equity

	2025	2024

	(In thousands)
Net unrealized loss on securities available-for-sale	$(6,589)	$(12,130)
Net unrealized loss for funded status of defined benefit plan liability	(185)	(654)
	(6,774)	(12,784)
Tax effect	1,423	2,684
Net-of-tax amount	$(5,351)	$(10,100)

	Year ended			Year Ended
	December 31, 2025			December 31, 2024
	Net unrealized			Net unrealized
	(Loss)	Defined		(Loss)	Defined
	Gain on Available	Benefit		Gain on Available	Benefit
	For Sale Securities	Plan	Total	For Sale Securities	Plan	Total
(In thousands)
Beginning balance	$(9,583)	$(517)	$(10,100)	$(7,049)	$(429)	$(7,478)
Other comprehensive income (loss) before reclassification	5,042	441	5,483	(2,626)	(18)	(2,644)
Amounts reclassified from accumulated other comprehensive gain (loss)	(664)	(70)	(734)	92	(70)	22
Net current -period other comprehensive income (loss)	4,378	371	4,749	(2,534)	(88)	(2,622)
Ending balance	$(5,205)	$(146)	$(5,351)	$(9,583)	$(517)	$(10,100)

Schedule of reclassification out of accumulated other comprehensive income

	Amounts Reclassified from Accumulated
	Other Comprehensive (Loss) Income
			Affected Line Item
			In the Consolidate
(In thousands)	December 31, 2025	December 31, 2024	Statement of Income
Details about Accumulated Other Comprehensive (loss) Income Components
Net unrealized gain (loss) on available for sale securities	$841	$(116)	Realized gain (loss) on sale of available-for-sale securities, net
Income tax effect	177	24	(Credit) provision for federal income taxes
	$664	$(92)

Net unrealized pension expense	$88	$88	Salaries and employee benefits expense
Income tax effect	(18)	(18)	(Credit) provision for federal income taxes
	$70	$70